                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /  /  (a)

    or fiscal year ending:           12/31/01 (b)


Is this a transition report?: (Y/N)   N
                                     ---

Is this an amendment to a previous filing? (Y/N)       N
                                                      ---

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.   Registrant Name:   THE UNITED STATES LIFE INSURANCE COMPANY IN THE
                             CITY OF NEW YORK SEPARATE ACCOUNT USL VL-R

     B. File Number:         811-09359

     C. Telephone Number:    (713) 831-3504

2.   A. Street:              POST OFFICE BOX 1591

     B. City: HOUSTON    C. State: TX   D. Zip Code: 77210   Zip Ext: 1591

     E. Foreign Country:                Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)         N

4.   Is this the last filing on this form by Registrant? (Y/N)          N

5.   Is Registrant a small business investment company (SBIC)?(Y/N)     N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?(Y/N)                  Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company?(Y/N) [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period ________

                                     01                          SEC 2100(10-93)

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For period ending  12/31/01                              If filing more than one
                   --------                              Page 47, "X" box:   [ ]

File number 811-    09359
                  -----------


UNIT INVESTMENT TRUSTS

111.  A.   [/]  Depositor Name:
                               ------------------------------------------
      B.   [/]  File Number (If any):
                                     ------------------------------------
      C.   [/]  City:                  State:     Zip Code:       Zip Ext.:
                     ----------------        --            -----           -----
           [/]  Foreign Country:                Foreign Postal Code:
                                -------------                       -----

111.  A.   [/]  Depositor Name:
                               ------------------------------------------
      B.   [/]  File Number (If any):
                                     ------------------------------------
      C.   [/]  City:                  State:     Zip Code:       Zip Ext.:
                     ----------------        --            -----           -----
           [/]  Foreign Country:                Foreign Postal Code:
                                -------------                       -----

112.  A.   [/]  Sponsor Name:
                               ------------------------------------------
      B.   [/]  File Number (If any):
                                     ------------------------------------
      C.   [/]  City:                  State:     Zip Code:       Zip Ext.:
                     ----------------        --            -----           -----
           [/]  Foreign Country:                Foreign Postal Code:
                                -------------                       -----

112.  A.   [/]  Sponsor Name:
                               ------------------------------------------
      B.   [/]  File Number (If any):
                                     ------------------------------------
      C.   [/]  City:                  State:     Zip Code:       Zip Ext.:
                     ----------------        --            -----           -----
           [/]  Foreign Country:                Foreign Postal Code:
                                -------------                       -----

                                      47

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For period ending 12/31/01                               If filing more than one
                  --------                               Page 48, "X" box:   [ ]
File number 811-    09359
                  ---------

113.  A.   [/]  Trustee Name:
                             --------------------------------------------
      B.   [/]  City:                  State:     Zip Code:       Zip Ext.:
                     ----------------        --            -----           -----
           [/]  Foreign Country:                Foreign Postal Code:
                                -------------                       -----

113.  A.   [/]  Trustee Name:
                             --------------------------------------------
      B.   [/]  City:                  State:     Zip Code:       Zip Ext.:
                     ----------------        --            -----           -----
           [/]  Foreign Country:                Foreign Postal Code:
                                -------------                       -----

114.  A.   [/]  Principal Underwriter Name:
                                           ------------------------------
      B.   [/]  File Number:
                            -------
      C.   [/]  City:                  State:     Zip Code:       Zip Ext.:
                     ----------------        --            -----           -----
           [/]  Foreign Country:                Foreign Postal Code:
                                -------------                       -----

114.  A.   [/]  Principal Underwriter Name:
                                           ------------------------------
      B.   [/]  File Number:
                            -------
      C.   [/]  City:                  State:     Zip Code:       Zip Ext.:
                     ----------------        --            -----           -----
           [/]  Foreign Country:                Foreign Postal Code:
                                -------------                       -----

115.  A.   [/]  Independent Public Accountant Name:
                                                   ----------------------
      B.   [/]  City:                  State:     Zip Code:       Zip Ext.:
                     ----------------        --            -----           -----
           [/]  Foreign Country:                Foreign Postal Code:
                                -------------                       -----

115.  A.   [/]  Independent Public Accountant Name:
                                                   ----------------------
      B.   [/]  City:                  State:     Zip Code:       Zip Ext.:
                     ----------------        --            -----           -----
           [/]  Foreign Country:                Foreign Postal Code:
                                -------------                       -----

                                      48

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For period ending 12/31/01                               If filing more than one
                  --------                               Page 49, "X" box:   [ ]
File number 811-    09359
                  ---------

116. Family of investment companies information:

     A.  [/]  Is Registrant part of a family of investment companies?(Y/N)
                                                                           -----
                                                                             Y/N
     B.  [/]  Identify the family in 10 letters
                                                ------------
              (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [/]  Is Registrant a separate account of an insurance company?(Y/N)
                                                                           -----
                                                                             Y/N
     If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

     B.  [/]  Variable annuity contracts?(Y/N)
                                                                           -----
                                                                             Y/N
     C.  [/]  Scheduled premium variable life contracts?(Y/N)
                                                                           -----
                                                                             Y/N
     D.  [/]  Flexible premium variable life contracts?(Y/N)
                                                                           -----
                                                                             Y/N
     E.  [/]  Other types of insurance products registered
              under the Securities Act of 1933?(Y/N)
                                                                           -----
                                                                             Y/N

118: [/] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of 1933     41
                                                                           -----

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during
         the period
                                                                           -----

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119($000's omitted) $
                                                                           -----

121. [/] State the number of series for which a current prospectus was
         in existence at the end of the period                               41
                                                                           -----

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
         current period                                                      34
                                                                           -----

For period ending 12/31/01                               If filing more than one
                  --------                               Page 50, "X" box:   [ ]

File number 811-   09359
                  ---------

123. [/] State the total value of the additional units
         considered in answering item 122($000's omitted)               $  834
                                                                        --------
124. [/] State the total value of units of prior series
         that were placed in the portfolios of subsequent
         series during the current period (the value of
         these units is to be measured on the date they were
         placed in the subsequent series)($000's omitted)               $
                                                                        --------
125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
         all series of Registrant ($000's omitted)                      $   20
                                                                        --------
126. [/] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
         the portfolio of a subsequent series.) ($000's omitted)        $
                                                                        --------
127. [/] List opposite the appropriate description below the number of series whose portfolios are invested primarily
         (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period
         (excluding distributions of realized gains, if any):

                                          Number of     Total Assets   Total Income
                                           Series         ($000's      Distributions
                                          Investing       omitted)    ($000's omitted)
                                        -------------   ------------  ----------------
A.    U.S. Treasury direct issue                      $               $
                                            -----       ------------     -----------
B.    U.S. Government agency                          $               $
                                            -----       ------------     -----------
C.    State and municipal tax-free                    $               $
                                            -----       ------------     -----------
D.    Public utility debt                             $               $
                                            -----       ------------     -----------
E.    Brokers or dealers debt or debt
      of brokers' or dealers' parent                  $               $
                                            -----       ------------     -----------
F.    All other corporate intermed.
      & long-term debt                                $               $
                                            -----       ------------     -----------
G.    All other corporate short-term debt             $               $
                                            -----       ------------     -----------
H.    Equity securities of brokers or dealers
      or parents of brokers or dealers                $               $
                                            -----       ------------     -----------
I.    Investment company equity securities            $               $
                                            -----       ------------     -----------
J.    All other equity securities            41       $    1,672      $
                                            -----       ------------     -----------
K.    Other securities                                $               $
                                            -----       ------------     -----------
L.    Total assets of all series of
      registrant                             41       $    1,672      $
                                            -----       ------------     -----------

                                      50

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For period ending 12/31/01                               If filing more than one
                  --------                               Page 51, "X" box:   [ ]

File number 811-    09359
                  ---------

128.  [/]   Is the timely payment of principal and interest on any
            of the portfolio securities held by any of Registrant's
            series at the end of the current period insured or
            guaranteed by an entity other than the issuer?(Y/N)
                                                                          ------
                                                                             Y/N
            [If answer is "N"(No), go to item 131.]

129.  [/]   Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal
            or interest at the end of the current period?(Y/N)
                                                                           -----
                                                                             Y/N
            [If answer is "N" (No), go to item 131.]

130.  [/]   In computations of NAV or offering price per unit,
            is any part of the value attributed to instruments
            identified in item 129 derived from insurance or
            guarantees?(Y/N)
                                                                           -----
                                                                             Y/N
131.  [/]   Total expenses incurred by all series of Registrant
            during the current reporting period ($000's omitted)           $  10
                                                                           -----

132.  [/]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


     811-        811-            811-          811-           811-
         ----        ----            ----          ----           ----
     811-        811-            811-          811-           811-
         ----        ----            ----          ----           ----
     811-        811-            811-          811-           811-
         ----        ----            ----          ----           ----
     811-        811-            811-          811-           811-
         ----        ----            ----          ----           ----
     811-        811-            811-          811-           811-
         ----        ----            ----          ----           ----
     811-        811-            811-          811-           811-
         ----        ----            ----          ----           ----
     811-        811-            811-          811-           811-
         ----        ----            ----          ----           ----
     811-        811-            811-          811-           811-
         ----        ----            ----          ----           ----

                                      51

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                                 SIGNATURES
                                 ----------


This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 25th day of February, 2002.



THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
COMPANY SEPARATE ACCOUNT USL VL-R
               (Name of Registrant)

BY:  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                                      (Name of Depositor)


By:  /s/ ROBERT F. HERBERT, JR.         Witness:  /s/ Lauren W. Jones
    ------------------------------               --------------------
    Robert F. Herbert, Jr.                        Lauren W. Jones
    Senior Vice President                         Assistant Secretary
    The United States Life                        The United States Life
      Insurance Company in                          Insurance Company in
      the City of New York                          the City of New York